Non-controlling Interests and Redeemable non-controlling Interest (Tables)	6 Months Ended
Jun. 30, 2020
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the three and six months ended June 30 consists of the following:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$15,503	$14,496	$33,735	$32,335
Non-controlling interests - redeemable tax equity partnership units	1,756	2,341	3,475	4,647
Other net earnings attributable to:
Non-controlling interests	(625)	(476)	(1,234)	(1,293)
	$16,634	$16,361	$35,976	$35,689
Redeemable non-controlling interest, held by related party	(3,393)	(7,072)	(7,159)	(13,914)
Net effect of non-controlling interests	$13,241	$9,289	$28,817	$21,775